Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity Stock Selector Large Cap Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Stock Selector Large Cap Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Stock Selector Large Cap Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Stock Selector Large Cap Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Stock Selector Large Cap Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Stock Selector Large Cap Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Stock Selector Large Cap Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Stock Selector Large Cap Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector Large Cap Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector Large Cap Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Stock Selector Large Cap Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Stock Selector Large Cap Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Stock Selector Large Cap Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Stock Selector Large Cap Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Stock Selector Large Cap Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Stock Selector Large Cap Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Stock Selector Large Cap Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Stock Selector Large Cap Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Stock Selector Large Cap Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Stock Selector Large Cap Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Stock Selector Large Cap Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Stock Selector Large Cap Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Stock Selector Large Cap Value Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Stock Selector Large Cap Value Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Stock Selector Large Cap Value Fund | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector Large Cap Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector Large Cap Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Stock Selector Large Cap Value Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Stock Selector Large Cap Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Value Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Series Value Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Value Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Value Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Value Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Value Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Value Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Value Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Value Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Value Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Value Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Series Value Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Series Value Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Series Value Discovery Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Value Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Series Value Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Value Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Series Value Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Series Value Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Value Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Series Value Discovery Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Value Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.40%
Fidelity Series Value Discovery Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Value Discovery Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Value Discovery Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series Value Discovery Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Value Discovery Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Value Discovery Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Value Discovery Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Value Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Series Value Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Stock Selector Large Cap Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Stock Selector Large Cap Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Series Stock Selector Large Cap Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series Stock Selector Large Cap Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Stock Selector Large Cap Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Stock Selector Large Cap Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Stock Selector Large Cap Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Stock Selector Large Cap Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Stock Selector Large Cap Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Stock Selector Large Cap Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Stock Selector Large Cap Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Series Stock Selector Large Cap Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Series Stock Selector Large Cap Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Series Stock Selector Large Cap Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Stock Selector Large Cap Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Series Stock Selector Large Cap Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Stock Selector Large Cap Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Series Stock Selector Large Cap Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Series Stock Selector Large Cap Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series Stock Selector Large Cap Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Stock Selector Large Cap Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Stock Selector Large Cap Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Series Stock Selector Large Cap Value Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Stock Selector Large Cap Value Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Stock Selector Large Cap Value Fund | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Stock Selector Large Cap Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Stock Selector Large Cap Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Series Stock Selector Large Cap Value Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Stock Selector Large Cap Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series All-Sector Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Series All-Sector Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Series All-Sector Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series All-Sector Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Series All-Sector Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series All-Sector Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series All-Sector Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series All-Sector Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series All-Sector Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series All-Sector Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series All-Sector Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Series All-Sector Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Series All-Sector Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Series All-Sector Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series All-Sector Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Series All-Sector Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series All-Sector Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Series All-Sector Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series All-Sector Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series All-Sector Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series All-Sector Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series All-Sector Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Series All-Sector Equity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series All-Sector Equity Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series All-Sector Equity Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series All-Sector Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Series All-Sector Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series All-Sector Equity Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Value K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Mid Cap Value K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid Cap Value K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid Cap Value K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid Cap Value K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Mid Cap Value K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Mid Cap Value K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Mid Cap Value K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Mid Cap Value K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Mid Cap Value K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Mid Cap Value K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Mid Cap Value K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Mid Cap Value K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Mid Cap Value K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Mid Cap Value K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid Cap Value K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Mid Cap Value K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Mid Cap Value K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Mid Cap Value K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid Cap Value K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Value K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Value K6 Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Value K6 Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Value K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Mid Cap Value K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Mid Cap Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid Cap Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Mid Cap Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid Cap Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid Cap Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Mid Cap Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Mid Cap Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Mid Cap Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Mid Cap Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Mid Cap Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Mid Cap Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Mid Cap Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Mid Cap Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Mid Cap Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Mid Cap Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Mid Cap Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Mid Cap Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Mid Cap Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Mid Cap Value Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid Cap Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Value Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Value Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Value Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Mid Cap Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Mid Cap Value Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mid Cap Value Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap Value Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Mid Cap Value Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Mid Cap Value Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Mid Cap Value Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Mid Cap Value Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Mid Cap Value Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Mid Cap Value Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap Value Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mid Cap Value Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Mid Cap Value Fund - Class Z | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid Cap Value Fund - Class Z | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mid Cap Value Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mid Cap Value Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid Cap Value Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap Value Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap Value Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Mid Cap Value Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mid Cap Value Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap Value Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Mid Cap Value Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Mid Cap Value Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Mid Cap Value Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Mid Cap Value Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Mid Cap Value Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Mid Cap Value Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap Value Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mid Cap Value Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Mid Cap Value Fund - Class M | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid Cap Value Fund - Class M | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mid Cap Value Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mid Cap Value Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid Cap Value Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap Value Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap Value Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Mid Cap Value Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mid Cap Value Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap Value Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Mid Cap Value Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Mid Cap Value Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Mid Cap Value Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Mid Cap Value Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Mid Cap Value Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Mid Cap Value Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap Value Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mid Cap Value Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Mid Cap Value Fund - Class I | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid Cap Value Fund - Class I | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mid Cap Value Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mid Cap Value Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid Cap Value Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap Value Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap Value Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Mid Cap Value Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mid Cap Value Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap Value Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Mid Cap Value Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Mid Cap Value Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Mid Cap Value Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Mid Cap Value Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Mid Cap Value Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Mid Cap Value Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap Value Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mid Cap Value Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Mid Cap Value Fund - Class C | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid Cap Value Fund - Class C | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mid Cap Value Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mid Cap Value Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Mid Cap Value Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Mid Cap Value Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Mid Cap Value Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mid Cap Value Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Mid Cap Value Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Advisor Mid Cap Value Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Mid Cap Value Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Mid Cap Value Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Mid Cap Value Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Mid Cap Value Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Mid Cap Value Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Mid Cap Value Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Mid Cap Value Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Mid Cap Value Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Mid Cap Value Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Mid Cap Value Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Mid Cap Value Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Mid Cap Value Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Mid Cap Value Fund - Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mid Cap Value Fund - Class A | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mid Cap Value Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mid Cap Value Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Equity-Income K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Equity-Income K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Equity-Income K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Equity-Income K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Equity-Income K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity-Income K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Equity-Income K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Equity-Income K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Equity-Income K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Equity-Income K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Equity-Income K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Equity-Income K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Equity-Income K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Equity-Income K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Equity-Income K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Equity-Income K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Equity-Income K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Equity-Income K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Equity-Income K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Equity-Income K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Equity-Income K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity-Income K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity-Income K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Equity-Income K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Equity-Income K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Equity-Income K6 Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Equity-Income K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Equity-Income K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Equity-Income K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Equity-Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Equity-Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Equity-Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Equity-Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity-Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Equity-Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Equity-Income Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Equity-Income Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Equity-Income Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Equity-Income Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Equity-Income Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Equity-Income Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Equity-Income Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Equity-Income Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Equity-Income Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Equity-Income Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Equity-Income Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Equity-Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Equity-Income Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity-Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity-Income Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Equity-Income Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Equity-Income Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Equity-Income Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Equity-Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Equity-Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Equity-Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Equity-Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Equity-Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Equity-Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Equity-Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity-Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Equity-Income Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Equity-Income Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Equity-Income Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Equity-Income Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Equity-Income Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Equity-Income Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Equity-Income Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Equity-Income Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Equity-Income Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Equity-Income Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Equity-Income Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Equity-Income Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Equity-Income Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Equity-Income Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity-Income Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity-Income Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity-Income Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity-Income Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Equity-Income Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Equity-Income Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Equity-Income Fund - Class K | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Equity-Income Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Equity-Income Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Equity-Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Equity-Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity-Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity-Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity-Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity-Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Equity-Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Equity-Income Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Equity-Income Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Equity-Income Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Equity-Income Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Equity-Income Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Equity-Income Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Equity-Income Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Equity-Income Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Equity-Income Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Equity-Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Advisor Equity-Income Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity-Income Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity-Income Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity-Income Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity-Income Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity-Income Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity-Income Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity-Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Equity-Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Equity-Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity-Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity-Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity-Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity-Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Equity-Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Equity-Income Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Equity-Income Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Equity-Income Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Equity-Income Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Equity-Income Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Equity-Income Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Equity-Income Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Equity-Income Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Equity-Income Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Equity-Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Advisor Equity-Income Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity-Income Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity-Income Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity-Income Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity-Income Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity-Income Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity-Income Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity-Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Equity-Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Equity-Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity-Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity-Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity-Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity-Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Equity-Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Equity-Income Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Equity-Income Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Equity-Income Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Equity-Income Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Equity-Income Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Equity-Income Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Equity-Income Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Equity-Income Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Equity-Income Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Equity-Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Advisor Equity-Income Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity-Income Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity-Income Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity-Income Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity-Income Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity-Income Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity-Income Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity-Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Equity-Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Equity-Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity-Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity-Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity-Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity-Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Equity-Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Equity-Income Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Equity-Income Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Equity-Income Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Equity-Income Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Equity-Income Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Equity-Income Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Equity-Income Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Equity-Income Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Equity-Income Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Equity-Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Advisor Equity-Income Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity-Income Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity-Income Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity-Income Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity-Income Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity-Income Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity-Income Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity-Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Equity-Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Equity-Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity-Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity-Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity-Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity-Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Equity-Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Equity-Income Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Equity-Income Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Equity-Income Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Equity-Income Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Equity-Income Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Equity-Income Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Equity-Income Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Equity-Income Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Equity-Income Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Equity-Income Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Equity-Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Advisor Equity-Income Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity-Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity-Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity-Income Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity-Income Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Equity-Income Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity-Income Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity-Income Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Equity-Income Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity-Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Advisor Equity-Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%